Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting [Abstract]
Revenue	$ 2,464,939	$ 2,647,484	$ 3,261,945
Costs and expenses	(1,874,358)	(1,860,167)	(2,116,048)
Corporate expenses	(205,622)	(194,215)	(199,057)
Depreciation and amortization	(562,915)	(555,244)	(672,643)
Transportation (loss) profit	(177,956)	37,858	274,197
Loss before discontinued operations	1,329,579	(506,564)	(1,000,405)
Discontinued operations	0	0	(18,465)
Net profit (loss) for the year	1,329,579	(506,564)	(1,018,870)
Total assets	4,124,212	11,923,301	12,416,108
Total liabilities	1,895,150	10,959,311	11,984,302
Total capital expenditures	80,222	162,072	102,359
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	7,714,130	14,745,051	14,482,239
Total liabilities	1,181,258	11,455,832	11,104,133
Total capital expenditures	73,130	161,917	82,383
Specialized Maritime Division [Member]
Segment reporting [Abstract]
Revenue	1,951,320	2,167,585	2,770,891
Costs and expenses	(1,386,282)	(1,385,458)	(1,630,348)
Depreciation and amortization	(541,030)	(534,525)	(648,079)
Transportation (loss) profit	24,008	247,602	492,464
Total assets	5,617,173	12,830,358	12,860,912
Total liabilities	849,416	11,107,505	10,822,299
Total capital expenditures	64,054	160,691	78,541
Logistics Division [Member]
Segment reporting [Abstract]
Revenue	229,529	190,902	169,709
Costs and expenses	(193,826)	(158,403)	(137,308)
Depreciation and amortization	(1,660)	(1,908)	(4,968)
Transportation (loss) profit	34,043	30,591	27,433
Total assets	38,833	25,929	16
Total liabilities	19,425	23,874	51,081
Total capital expenditures	0	0	0
Ports and Terminal Division [Member]
Segment reporting [Abstract]
Revenue	134,196	116,708	114,225
Costs and expenses	(112,771)	(100,109)	(96,080)
Depreciation and amortization	(11,143)	(10,489)	(10,582)
Transportation (loss) profit	10,282	6,110	7,563
Total assets	1,904,928	1,739,936	1,621,311
Total liabilities	256,121	276,772	230,753
Total capital expenditures	9,034	1,087	3,369
Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	149,894	126,070	133,170
Costs and expenses	(180,356)	(169,737)	(179,646)
Depreciation and amortization	(1,205)	(947)	(1,586)
Transportation (loss) profit	(31,667)	(44,614)	(48,062)
Total assets	153,196	148,828	194,200
Total liabilities	56,296	47,681	107,702
Total capital expenditures	42	139	473
Warehousing Division [Member] | Discontinued Operations [Member]
Segment reporting [Abstract]
Total assets			194,200
Total liabilities			107,702
Other Businesses and Shared Accounts [Member]
Segment reporting [Abstract]
Revenue	0	46,219	73,950
Costs and expenses	(1,123)	(46,460)	(72,666)
Corporate expenses	(205,622)	(194,215)	(199,057)
Depreciation and amortization	(7,877)	(7,375)	(7,428)
Transportation (loss) profit	(214,622)	(201,831)	(205,201)
Total assets	(3,589,918)	(2,821,750)	(2,260,331)
Total liabilities	713,892	(496,521)	772,467
Total capital expenditures	7,092	155	19,976
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation (loss) profit	$ 1,507,535	$ (544,422)	$ (1,274,602)